Property, plant and equipment - Summary of Movements in Leased Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	€ 1,410
Leased assets at end of period	1,166	€ 1,410
Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	1,410
Leased assets at end of period	1,166	1,410
Land and buildings | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	1,114
Leased assets at end of period	942	1,114
Plant and equipment | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	296
Leased assets at end of period	224	296
Cost | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	3,293	3,208
Additions through business combinations	18
Additions	463	547
Disposals and other movements	(395)	(522)
Hyperinflationary adjustment	8	(4)
Distributed through demerger	(357)
Reclassification as held for sale	46	3
Currency retranslation	(253)	67
Leased assets at end of period	2,731	3,293
Cost | Land and buildings | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	2,706	2,625
Additions through business combinations	18
Additions	333	404
Disposals and other movements	(316)	(373)
Hyperinflationary adjustment	8	(4)
Distributed through demerger	(310)
Reclassification as held for sale	11	2
Currency retranslation	(194)	56
Leased assets at end of period	2,234	2,706
Cost | Plant and equipment | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	587	583
Additions through business combinations	0
Additions	130	143
Disposals and other movements	(79)	(149)
Hyperinflationary adjustment	0	0
Distributed through demerger	(47)
Reclassification as held for sale	35	1
Currency retranslation	(59)	11
Leased assets at end of period	497	587
Accumulated depreciation | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	(1,883)	(1,878)
Depreciation/Impairment charge for the year	(367)	(377)
Disposals and other movements	304	412
Distributed through demerger	240
Reclassification as held for sale	(7)	(1)
Currency retranslation	134	(41)
Leased assets at end of period	(1,565)	(1,883)
Accumulated depreciation | Land and buildings | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	(1,592)	(1,578)
Depreciation/Impairment charge for the year	(258)	(271)
Disposals and other movements	238	292
Distributed through demerger	211
Reclassification as held for sale	(1)	0
Currency retranslation	108	(35)
Leased assets at end of period	(1,292)	(1,592)
Accumulated depreciation | Plant and equipment | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	(291)	(300)
Depreciation/Impairment charge for the year	(109)	(106)
Disposals and other movements	66	120
Distributed through demerger	29
Reclassification as held for sale	(6)	(1)
Currency retranslation	26	(6)
Leased assets at end of period	€ (273)	€ (291)